Basis of preparation (Tables)	6 Months Ended
Feb. 28, 2023
Basis Of Preparation
Schedule of statement of income

	Reported at February 28, 2022	Reclassification	Restated at February 28, 2022
General and administrative expenses	$(2,152)	$-	$(2,152)
Financial instrument related cost and other	(427)	427	-
Accretion on asset retirement obligation	(54)	54	-
Loss on derivative warrant liabilities	-	(145)	(145)
Foreign exchange losses	(104)	-	(104)
Interest and other expenses	(5)	(336)	(341)
Income tax expense	(151)	-	(151)
Net loss and comprehensive loss	$(1,002)	$-	$(1,002)

Six months ended February 28, 2022:

	Reported at February 28, 2022	Reclassification	Restated at February 28, 2022
General and administrative expenses	$(4,497)	$-	$(4,497)
Financial instrument related costs and other	(219)	219	-
Accretion on asset retirement obligation	(88)	88	-
Gain on derivative warrant liabilities	-	63	63
Foreign exchange losses	(86)	-	(86)
Interest and other expenses	(10)	(370)	(380)
Income tax expense	(151)	-	(151)
Net loss and comprehensive loss	$(3,160)	$-	$(3,160)

Schedule of financial position

	Reported at August 31, 2022	Reclassification	Restated at August 31, 2022
Amounts receivable	$40	$2,500	$2,540
Other receivables	2,500	(2,500)	-